Segments (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Revenue, Major Customer [Line Items]
Schedule of Revenue from Customers by Geographical Area	The following table presents a summary of revenue by geography for the nine months ended October 31, 2021 and 2020:

	Nine Months Ended October 31,
	2021	2020
United States	$4,939,948	$3,941,415
United Kingdom	2,000,033	161,745
Australia	—	21,003

	$6,939,981	$4,124,163

The following table presents a summary of revenue by geography for the years ended January 31, 2021 and 2020:

	2021	2020
United States	$5,108,847	$735,482
United Kingdom	412,747	—
Australia	21,004	—

	$5,542,598	$735,482